Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Percent of market price (in hundredths)	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	700,000
Grant Date Weighted- Average Fair Value [Abstract]
Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings	$ 10,100,000	$ 7,800,000	$ 5,700,000
Tax related benefits	2,400,000	1,200,000	700,000
Cash received from the exercise of stock options	1,500,000	2,600,000	12,900,000
Range of Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 18.57
Exercise price range, upper range (in dollars per share)	$ 21.29
Options outstanding (in shares)	62,000
Weighted-average remaining contractual life (in years)	2 years 3 months 18 days
Weighted-average exercise price (in dollars per share)	$ 19.49
Options exercisable (in shares)	62,000
Weighted-average exercise price (in dollars per share)	$ 19.49
Range of Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 21.30
Exercise price range, upper range (in dollars per share)	$ 24.14
Options outstanding (in shares)	40,000
Weighted-average remaining contractual life (in years)	1 year 9 months 18 days
Weighted-average exercise price (in dollars per share)	$ 22.85
Options exercisable (in shares)	40,000
Weighted-average exercise price (in dollars per share)	$ 22.85
Range of Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 24.15
Exercise price range, upper range (in dollars per share)	$ 30.07
Options outstanding (in shares)	39,000
Weighted-average remaining contractual life (in years)	4 years 6 months
Weighted-average exercise price (in dollars per share)	$ 26.39
Options exercisable (in shares)	39,000
Weighted-average exercise price (in dollars per share)	$ 26.39
Nonvested Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense recognition period	5 years
Nonvested Stock [Roll Forward]
Outstanding, Beginning (in shares)	400,000	363,000	424,000
Granted (in shares)	293,000	270,000	265,000
Vested (in shares)	(314,000)	(175,000)	(259,000)
Cancelled (in shares)	(40,000)	(58,000)	(67,000)
Outstanding, Ending (in shares)	339,000	400,000	363,000
Grant Date Weighted- Average Fair Value [Abstract]
Outstanding, Beginning (in dollars per share)	$ 31.42	$ 29.20	$ 24.44
Granted (in dollars per share)	$ 36.09	$ 35.48	$ 34.45
Vested (in dollars per share)	$ 33.59	$ 34.04	$ 27.92
Cancelled ( in dollars per share)	$ 33.41	$ 28.45	$ 24.79
Outstanding, Ending Balance (in dollars per share)	$ 33.22	$ 31.42	$ 29.20
Aggregate Intrinsic Value	12,046,000	15,142,000	13,340,000	11,142,000
Total intrinsic values of shares vested	11,200,000	6,200,000	9,200,000
Compensation cost net yet recognized	8,300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense recognition period	3 years
Stock options, exercisable, vesting period (in years)	3 years
Expiration from date of grant (in years)	10 years
Stock Options [Roll Forward]
Outstanding, beginning of period (in shares)	207,000	328,000	910,000
Grants in period	0	0	0
Exercised (in shares)	(66,000)	(121,000)	(582,000)
Outstanding, end of period (in shares)	141,000	207,000	328,000	910,000
Exercisable, end of period (in shares)	141,000
Weighted- Average Exercise Price [Abstract]
Outstanding, beginning of period (in dollars per share)	$ 22.36	$ 22.06	$ 22.13
Exercised (in dollars per share)	$ 22.38	$ 21.55	$ 22.16
Outstanding, end of period (in dollars per share)	$ 22.35	$ 22.36	$ 22.06	$ 22.13
Exercisable, end of period (in dollars per share)	$ 22.35
Weighted average remaining life (years) [Abstract]
Weighted average remaining life (in years)	2 years 8 months 12 days	3 years 1 month 6 days	3 years 10 months 24 days	4 years 4 months 24 days
Exercisable, weighted average remaining life (in years)	2 years 8 months 12 days
Aggregate intrinsic value [Abstract]
Aggregate intrinsic value of stock options, outstanding	1,859,000	3,222,000	4,807,000	3,852,000
Aggregate intrinsic values of stock options exercised	900,000	1,700,000	3,900,000
Aggregate intrinsic value of stock options, exercisable	$ 1,859,000